Related party transactions - Summary of Related Party Balances Existed with Associate or Joint Venture Businesses (Details) - Joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Transactions between Related Parties [Line Items]
Sales to joint ventures	€ 1,158	€ 1,060
Purchases from joint ventures	134	127
Receivables from joint ventures	78	71
Payables to joint ventures	33	36
Loans to joint ventures	226	241
Royalties and service fees	€ 22	€ 20